Related Party Transactions - Summary of Related Party Transactions (Detail) - USD ($) $ in Thousands	3 Months Ended								12 Months Ended
	Dec. 31, 2019	Sep. 30, 2019	Jun. 30, 2019	Mar. 31, 2019	Dec. 31, 2018	Sep. 30, 2018	Jun. 30, 2018	Mar. 31, 2018	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Related Party Transaction [Line Items]
Revenue	$ (277,198)	$ (277,193)	$ (278,204)	$ (280,683)	$ (282,395)	$ (283,770)	$ (287,770)	$ (291,356)	$ (1,113,278)	$ (1,145,291)	$ (1,176,867)
Sales and marketing									258,019	265,424	277,460
Engineering and development									106,377	87,980	78,772
General and administrative									117,967	124,204	163,972
Immediate Family Member of Management or Principal Owner
Related Party Transaction [Line Items]
Cost of revenue									0	14,255	12,100
Sales and marketing									0	755	1,200
Engineering and development									0	1,260	1,300
General and administrative									0	115	200
Total related party transaction expense, net									0	16,385	14,800
Chief Executive Officer and a Director
Related Party Transaction [Line Items]
Revenue									(5,220)	(5,450)	(4,250)
Revenue (contra)									6,410	7,965	7,850
Total related party transaction impact to revenue									1,190	2,515	3,600
Cost of revenue									590	640	675
Total related party transaction expense, net									$ 1,780	$ 3,155	$ 4,275